UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    7X7 Asset Management LLC
Address: 100 Pine Street
         Suite 1950
         San Francisco, CA  94111

13F File Number:  028-12134

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas K. Lee
Title:     Manager
Phone:     (415) 249-6800

Signature, Place, and Date of Signing:

 /s/      Douglas K. Lee     San Francisco, CA/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $402,076 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED ENERGY INDS           COM              007973100     1444   117100 SH       SOLE                   117100        0        0
ANALOG DEVICES INC             COM              032654105     4505   115000 SH       SOLE                   115000        0        0
ANCESTRY COM INC               COM              032803108     2256    75000 SH       SOLE                    75000        0        0
APPLE INC                      COM              037833100     3002     4500 SH       SOLE                     4500        0        0
APPLE INC                      COM              037833100    16678    25000 SH  CALL SOLE                    25000        0        0
ARM HLDGS PLC                  SPONSORED ADR    042068106    16788   600000 SH  PUT  SOLE                   600000        0        0
BROADCOM CORP                  CL A             111320107     6074   175700 SH       SOLE                   175700        0        0
BROADCOM CORP                  CL A             111320107    20742   600000 SH  CALL SOLE                   600000        0        0
CAFEPRESS INC                  COM              12769A103      683    75000 SH       SOLE                    75000        0        0
CISCO SYS INC                  COM              17275R102     4105   215000 SH       SOLE                   215000        0        0
CISCO SYS INC                  COM              17275R102    19100  1000000 SH  CALL SOLE                  1000000        0        0
CORNING INC                    COM              219350105     6246   475000 SH       SOLE                   475000        0        0
DELL INC                       COM              24702R101      246    25000 SH       SOLE                    25000        0        0
DELL INC                       COM              24702R101     5916   600000 SH  CALL SOLE                   600000        0        0
E M C CORP MASS                COM              268648102     3567   130800 SH       SOLE                   130800        0        0
E M C CORP MASS                COM              268648102     8181   300000 SH  CALL SOLE                   300000        0        0
FACEBOOK INC                   CL A             30303M102     1625    75000 SH       SOLE                    75000        0        0
FACEBOOK INC                   CL A             30303M102     9747   450000 SH  CALL SOLE                   450000        0        0
HEWLETT PACKARD CO             COM              428236103     5545   325000 SH  CALL SOLE                   325000        0        0
HEWLETT PACKARD CO             COM              428236103     1706   100000 SH       SOLE                   100000        0        0
ISHARES TR                     RUSSELL 2000     464287655   100128  1200000 SH  CALL SOLE                  1200000        0        0
ISHARES TR                     RUSSELL 2000     464287655    33376   400000 SH  PUT  SOLE                   400000        0        0
KLA-TENCOR CORP                COM              482480100    11928   250000 SH  PUT  SOLE                   250000        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     3978   125000 SH       SOLE                   125000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    11306  1235000 SH       SOLE                  1235000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    12366  1350000 SH  CALL SOLE                  1350000        0        0
MONOLITHIC PWR SYS INC         COM              609839105    10171   515000 SH       SOLE                   515000        0        0
NANOMETRICS INC                COM              630077105     1588   115000 SH       SOLE                   115000        0        0
NVIDIA CORP                    COM              67066G104    14674  1100000 SH       SOLE                  1100000        0        0
PANDORA MEDIA INC              COM              698354107     3507   320300 SH       SOLE                   320300        0        0
QUALCOMM INC                   COM              747525103     6496   103981 SH       SOLE                   103981        0        0
RESPONSYS INC                  COM              761248103     1790   175000 SH       SOLE                   175000        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     6402   275000 SH       SOLE                   275000        0        0
SHUTTERFLY INC                 COM              82568P304     7313   235000 SH       SOLE                   235000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    28794   200000 SH  PUT  SOLE                   200000        0        0
TIBCO SOFTWARE INC             COM              88632Q103     2267    75000 SH       SOLE                    75000        0        0
VOLTERRA SEMICONDUCTOR CORP    COM              928708106     3827   175000 SH       SOLE                   175000        0        0
XILINX INC                     COM              983919101     4009   120000 SH       SOLE                   120000        0        0